                                                       1933 Act File No. 2-91091
                                                      1940 Act File No. 811-4018

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No. __32.......................         X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   28 .....................................         X

                           FEDERATED HIGH YIELD TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 x  on April 28, 2003 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on _________________ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                         Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, NW
Washington, DC  20037

Federated Investors
World-Class Investment Manager

Federated High Yield Trust

PROSPECTUS

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April 30, 2003

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A mutual fund seeking high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 10

How is the Fund Sold? 11

How to Purchase Shares 11

How to Redeem Shares 13

Account and Share Information 15

Who Manages the Fund? 16

Financial Information 17

Report of Ernst & Young LLP, Independent Auditors 41

Board of Trustees and Fund Officers 42

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in a diversified portfolio of high yield, lower-rated corporate bonds (also known as "junk bonds"). The Fund's investment adviser ("Adviser") selects securities seeking high yields, low relative credit risk and high portfolio diversification.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  The corporate bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.
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  Liquidity of individual corporate bonds varies considerably. Low-grade corporate bonds have less liquidity than investment grade securities, which means that it may be more difficult to sell or buy a security at a favorable price or time. Additionally, the Fund may not be able to close out a derivative contract when it wants to and, as a result, could incur losses.
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  Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Low-grade corporate bond returns are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's total return for the three-month period from January 1, 2003 to March 31, 2003 was 5.24%.

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Within the period shown in the bar chart, the Fund `s highest quarterly return was 6.99% (quarter ended March 31, 1993). Its lowest quarterly return was (7.24%) (quarter ended December 31, 2000).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Single B Rated Index (LBSBR) and the Lehman Brothers High Yield Bond Index (LBHYB), both of which are broad-based indexes, and the Lipper High Current Yield Funds Average (LHCYFA), an average of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 0.06%	(1.73)%	4.80%
Return After Taxes on Distribution[1]	(3.53)%	(5.50)%	0.89%
Return After Taxes on Distribution and Sale of Fund Shares[1]	 0.02%	(3.04)%	2.00%
LBSBR	 1.07%	(0.38)%	5.54%
LBHYB	(1.41)%	 0.38%	5.86%
LHCYFA	(1.68)%	(1.41)%	4.60%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED HIGH YIELD TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waivers of Fund Expenses	0.22%
Total Actual Annual Fund Operating Expenses (after waivers)	0.95%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.58% for the fiscal year ended February 28, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.20% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$119

3 Years	$372

5 Years	$644

10 Years	$1,420

What are the Fund's Investment Strategies?

The Fund provides exposure to the high-yield, lower-rated corporate bond market. The Adviser actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds (also known as "junk bonds") compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification.

The Adviser selects securities seeking high yields, low relative credit risk, and high portfolio diversification. The securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the returns that will in fact be realized by the Fund.

The Adviser attempts to select bonds for investment by the Fund which offer high potential returns for the default risks being assumed. The Adviser's securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm together with the issuer's business and product strength, competitive position and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuer.

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In addition to investing in individual high-yield debt issues, the Adviser may gain exposure to the high-yield debt market by investing a portion of the Fund's portfolio in derivative contracts related to a high-yield index. For example, the Fund may invest in derivative contracts that require payments to be exchanged based upon changes in the value of the Lehman Brothers High Yield Bond Index.

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The Adviser attempts to minimize the Fund's portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Adviser does not target an average maturity for the Fund's portfolio.

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Because the Fund refers to high-yield investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in investments rated below investment grade.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in lower-rated corporate fixed income securities. Corporate fixed income securities are debt securities issued by U.S. or foreign businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Preferred stock that is redeemable by the issuer is substantially similar to a fixed income security. Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

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There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

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The Fund may invest in fixed income securities of issuers based outside the United States. The securities of foreign issuers in which the Fund invests are primarily traded in the United States and are predominantly denominated in U.S. dollars.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's current yield measures the annual income earned on a security as a percentage of its price. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. A security's yield to maturity will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.

The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt securities may vary based on their priority for repayment. For example, higher-ranking (senior) securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. Typically, both senior and subordinated debt securities have a higher priority than redeemable preferred stock. Most of the fixed income securities in which the Fund invests will be uncollateralized and subordinated to other debt that a corporation has outstanding.

Lower-rated fixed income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized rating service. There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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In order to secure its obligations in connection with derivative contracts, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets to secure such obligations without terminating the derivative contracts.

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What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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The high-yield bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

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Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline relative to higher-quality instruments.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

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These features may make it more difficult to buy or sell a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

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Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices negatively, and their trading market may be more limited.

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RISKS RELATED TO THE ECONOMY

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The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative development in the U.S. and global economies.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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RISKS OF FOREIGN INVESTING

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to banks acting in a fiduciary, advisory, agency, custodial (including Individual Retirement Accounts), or similar capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since August 1984. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Nathan H. Kehm

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Nathan H. Kehm has been the Fund's Portfolio Manager since April 2001. Mr. Kehm joined Federated in December 1997 as an Investment Analyst. He was promoted to Assistant Vice President and Senior Investment Analyst of the Fund's Adviser in January 1999 and to Vice President in January 2001. Mr. Kehm served as a Relationship Manager structuring financing transactions with Mellon Bank, N.A. from August 1993 to December 1997. Mr. Kehm is a Chartered Financial Analyst. He earned his M.B.A. from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 41.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$5.81	$7.02	$8.03	$8.92	$9.73
Income From Investment Operations:
Net investment income	0.52	0.66 [1,2]	0.79	0.84	0.83
Net realized and unrealized loss on investments	(0.38)	(1.20)[1]	(0.98)	(0.89)	(0.81)

TOTAL FROM INVESTMENT OPERATIONS	0.14	(0.54)	(0.19)	(0.05)	0.02

Less Distributions:
Distributions from net investment income	(0.52)	(0.67)	(0.82)	(0.84)	(0.83)

Net Asset Value, End of Period	$5.43	$5.81	$7.02	$8.03	$8.92

Total Return[3]	2.73%	(7.84)%	(2.27)%	(0.69)%	0.33%

Ratios to Average Net Assets:

Expenses	0.95%	0.91%	0.88%	0.88%	0.88%

Net investment income	9.08%	10.59%[1]	10.65%	9.67%	9.02%

Expense waiver/reimbursement[4]	0.22%	0.26%	0.26%	0.28%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$519,838	$531,559	$680,130	$773,612	$1,069,840

Portfolio turnover	64%	59%	38%	52%	47%

1 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 10.55% to 10.59%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount			Value
		CORPORATE BONDS--89.6%
		Aerospace & Defense--0.5%
$700,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$761,250
1,744,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	1,909,680
775,000	[1,2]	Condor Systems, Inc., Sr. Sub. Note, (Series B), 11.875%, 5/1/2009	174,375

		TOTAL	2,845,305

		Automotive--3.4%
850,000		Accuride Corp., Sr. Sub. Note, (Series B), 9.25%, 2/1/2008	514,250
2,050,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	2,224,250
1,400,000		Arvin Industries, Inc., Note, 7.125%, 3/15/2009	1,403,500
500,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	531,250
1,475,000		Collins & Aikman Products Co., Sr. Note, 10.75%, 12/31/2011	1,452,875
500,000		Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006	427,500
5,750,000		Lear Corp., Company Guarantee, 8.11%, 5/15/2009	6,296,250
2,100,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	2,110,500
875,000	[2,3]	TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	894,688
1,900,000	[2,3]	TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	1,966,500

		TOTAL	17,821,563

		Beverage & Tobacco--0.6%
1,850,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	1,910,125
850,000		Dimon, Inc., Sr. Note, 8.875%, 6/1/2006	845,750
475,000		Dimon, Inc., Sr. Note, (Series B), 9.625%, 10/15/2011	514,187

		TOTAL	3,270,062

		Broadcast Radio & Television--1.1%
1,850,000		Liberty Media Corp., Sr. Note, 7.75%, 7/15/2009	2,035,259
3,200,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	3,168,000
1,459,000	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	579,953

		TOTAL	5,783,212

		Building & Development--1.2%
1,100,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	1,171,500
1,550,000	[2,3]	Brand Services, Inc., Sr. Sub. Note, 12.00%, 10/15/2012	1,681,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Building & Development--continued
$975,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	$950,625
2,200,000		NCI Building System, Inc., Sr. Sub. Note, (Series B), 9.25%, 5/1/2009	2,288,000

		TOTAL	6,091,875

		Business Equipment & Services--1.8%
3,300,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	3,184,500
1,475,000		Global Imaging Systems, Inc., Sr. Sub. Note, 10.75%, 2/15/2007	1,511,875
4,750,000	[2,3]	Xerox Corp., Sr. Note, 9.75%, 1/15/2009	4,916,250

		TOTAL	9,612,625

		Cable Television--5.0%
2,100,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,115,750
1,750,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	1,763,125
1,265,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	1,325,087
825,000		CSC Holdings, Inc., Sr. Sub. Note, 10.50%, 5/15/2016	884,812
6,925,000	[4]	Charter Communications Holdings Capital Corp., Discount Bond, 0/11.75%, 5/15/2011	2,285,250
6,550,000	[4]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/13.50%, 1/15/2011	2,128,750
3,000,000	[2,3]	DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	3,180,000
2,375,000		Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007	2,594,687
3,750,000		Lenfest Communications, Inc., Sr. Sub. Note, 8.25%, 2/15/2008	3,946,875
1,000,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006	1,130,000
1,125,000	[4]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	793,125
1,425,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	1,510,500
1,800,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	1,890,000
5,175,000	[1]	UIH Australia/Pacific, Sr. Disc. Note, 14.00%, 5/15/2006	258,750

		TOTAL	25,806,711

		Chemicals & Plastics--3.3%
1,700,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	1,870,000
2,050,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,855,250
1,150,000	[2,3]	FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	1,213,250
1,125,000	[2,3]	Foamex LP, Sr. Secd. Note, 10.75%, 4/1/2009	736,875
1,050,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	351,750
2,200,000		Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005	759,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--continued
$1,100,000		General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	$621,500
2,450,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	2,107,000
2,700,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	2,511,000
1,025,000		Lyondell Chemical Co., Sr. Secd. Note, (Series A), 9.625%, 5/1/2007	984,000
1,750,000		Lyondell Chemical Co., Sr. Sub. Note, (Series B), 10.875%, 5/1/2009	1,505,000
1,600,000	[2,3,4]	Salt Holdings Corp., Sr. Disc. Note, 0/12.75%, 12/15/2012	1,024,000
2,900,000		Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	1,725,500

		TOTAL	17,264,125

		Clothing & Textiles--1.6%
3,850,000	[1,2]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	19,635
2,675,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	2,153,375
2,575,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	2,575,000
1,650,000		Russell Corp., Company Guarantee, 9.25%, 5/1/2010	1,798,500
1,650,000		William Carter Co., Sr. Sub. Note, (Series B), 10.875%, 8/15/2011	1,827,375

		TOTAL	8,373,885

		Conglomerates--0.6%
4,450,000		Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008	3,337,500

		Consumer Products--5.6%
3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	3,236,250
1,225,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	1,289,312
2,450,000		American Achievement Corp., Sr. Note, (Series W.I.), 11.625%, 1/1/2007	2,609,250
1,975,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	2,202,125
1,250,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	1,131,250
2,350,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	2,267,750
1,175,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	1,216,125
1,450,000	[1,4]	Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009	145
850,000	[1]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	85
1,325,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	1,311,750
2,325,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	2,662,125
2,050,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	2,080,750
2,400,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	2,628,000
625,000	[2,3]	Remington Arms Co., Inc., Sr. Note, 10.50%, 2/1/2011	662,500
950,000		Sealy Mattress Co., Company Guarantee, 10.875%, 12/15/2007	978,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$225,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	$227,813
950,000	[1,2]	Sleepmaster LLC, Company Guarantee, (Series B), 11.00%, 5/15/2009	213,750
1,250,000		True Temper Sports, Inc., Sr. Sub. Note, (Series B), 10.875%, 12/1/2008	1,306,250
1,900,000		United Industries Corp., Sr. Sub. Note, (Series B), 9.875%, 4/1/2009	1,966,500
1,000,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	985,000

		TOTAL	28,975,230

		Container & Glass Products--3.3%
1,875,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	2,010,937
1,275,000		Graham Packaging Co., Company Guarantee, (Series B), Sub. Note, 5.015%, 1/15/2008	1,102,875
1,400,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	1,323,000
100,000		Graham Packaging Holdings Co., Sr. Note, 10.75%, 1/15/2009	95,500
2,300,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	1,874,500
425,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	435,625
4,600,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	4,255,000
1,225,000		Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011	1,301,563
1,550,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	1,263,250
329,061	[2,3]	Russell Stanley Holdings, Inc., Sr. Sub. PIK Note, 9.00%, 11/30/2008	132,447
3,150,000		Tekni-Plex, Inc., Company Guarantee, (Series B), 12.75%, 6/15/2010	2,850,750
675,000	[2,3]	Tekni-Plex, Inc., Sr. Sub. Note, 12.75%, 6/15/2010	610,875

		TOTAL	17,256,322

		Ecological Services & Equipment--2.4%
1,300,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	1,306,500
1,600,000	[2,3]	Allied Waste North America, Inc., Sr. Note, 9.25%, 9/1/2012	1,680,000
7,625,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	7,815,625
1,375,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	1,459,219

		TOTAL	12,261,344

		Electronics--1.0%
1,425,000	[2,3]	AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	1,417,875
2,600,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	2,730,000
1,100,000	[2,3]	Legrand SA, Sr. Note, 10.50%, 2/15/2013	1,157,728

		TOTAL	5,305,603

Principal Amount			Value
		CORPORATE BONDS--continued
		Food Products--3.3%
$1,675,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	$1,817,375
2,075,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	2,209,875
1,225,000		B&G Foods, Inc., Company Guarantee, (Series D), 9.625%, 8/1/2007	1,252,562
2,925,000		Del Monte Corp., Company Guarantee, (Series B), 9.25%, 5/15/2011	3,078,562
3,625,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	2,483,125
1,675,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	996,625
1,700,000		Michael Foods, Inc., Sr. Sub. Note, (Series B), 11.75%, 4/1/2011	1,938,000
1,775,000		New World Pasta Co., Sr. Sub. Note, 9.25%, 2/15/2009	505,875
675,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	644,625
825,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	839,438
500,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	487,500
1,125,000	[2,3]	Swift & Co., Sr. Note, 10.125%, 10/1/2009	1,119,375

		TOTAL	17,372,937

		Food Services--1.0%
1,275,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	988,125
1,325,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	1,172,625
3,050,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	2,836,500

		TOTAL	4,997,250

		Forest Products--3.4%
5,420,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	5,162,550
2,450,000	[2,3]	Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	2,468,375
1,600,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	1,684,000
2,000,000	[2,3]	MDP Acquisitions PLC, Sr. Note, 9.625%, 10/1/2012	2,080,000
34,487	[2,3]	MDP Acquisitions PLC, Sub. PIK Note, 15.50%, 10/1/2013	37,591
900,000	[2,3]	MDP Acquisitions PLC, Unit, PIK, 15.50%, 10/1/2013	981,000
3,525,000		Riverwood International Corp., Sr. Sub. Note, 10.875%, 4/1/2008	3,525,000
1,525,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	1,662,250

		TOTAL	17,600,766

		Gaming--6.6%
1,575,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,634,063
1,400,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	1,485,750
1,175,000		Hard Rock Hotel, Inc., Sr. Sub. Note, 9.25%, 4/1/2005	1,163,250
3,600,000		Harrah's Operations, Inc., Company Guarantee, 7.875%, 12/15/2005	3,798,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$1,000,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	$1,022,500
550,000		Isle of Capri Casinos, Inc., Sr. Sub. Note, 8.75%, 4/15/2009	559,625
4,750,000		MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010	5,130,000
1,500,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	1,627,500
2,475,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	2,580,188
2,650,000		Mandalay Resort Group, Sr. Sub. Note, (Series B), 10.25%, 8/1/2007	2,835,500
1,100,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.00%, 4/1/2012	1,127,500
5,050,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	5,100,500
475,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	477,375
1,025,000		Penn National Gaming, Inc., Company Guarantee, (Series B), 11.125%, 3/1/2008	1,091,625
1,350,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	1,356,750
2,450,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	2,511,250
950,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	957,125

		TOTAL	34,458,501

		Health Care--6.0%
1,425,000		Advanced Medical Optics, Inc., Sr. Sub. Note, 9.25%, 7/15/2010	1,474,875
700,000		Alaris Medical Systems, Company Guarantee, 9.75%, 12/1/2006	717,500
1,550,000		Alaris Medical Systems, Sr. Secd. Note, (Series B), 11.625%, 12/1/2006	1,774,750
2,800,000		Alliance Imaging, Inc., Sr. Sub. Note, 10.375%, 4/15/2011	2,863,000
1,400,000		CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008	1,456,000
1,300,000		Extendicare Health Services, Inc., Company Guarantee, 9.50%, 7/1/2010	1,215,500
500,000		Fisher Scientific International, Inc., Sr. Note, 7.125%, 12/15/2005	512,500
4,450,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	4,979,105
525,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	559,781
2,825,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	3,008,625
1,200,000	[1]	Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	606,000
3,450,000		Kinetic Concepts, Inc., Company Guarantee, 9.625%, 11/1/2007	3,639,750
1,375,000	[2]	Magellan Health Services, Inc., Sr. Note, 9.375%, 11/15/2007	1,155,000
1,150,000	[2]	Magellan Health Services, Inc., Sr. Sub. Note, 9.00%, 2/15/2008	306,188
1,500,000		Manor Care, Inc., Sr. Note, 8.00%, 3/1/2008	1,547,880
575,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	583,625
1,050,000		Tenet Healthcare Corp., Sr. Note, 5.375%, 11/15/2006	1,025,063
Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--continued
$350,000		Tenet Healthcare Corp., Sr. Note, 6.375%, 12/1/2011	$335,125
775,000		US Oncology, Inc., Company Guarantee, 9.625%, 2/1/2012	802,125
2,575,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	2,497,750

		TOTAL	31,060,142

		Hotels, Motels & Inns--4.2%
1,100,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	1,089,000
700,000		Felcor Lodging LP, Company Guarantee, 8.50%, 6/1/2011	617,750
600,000		Felcor Lodging LP, Company Guarantee, 9.50%, 9/15/2008	555,000
1,675,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	1,742,000
5,625,000		HMH Properties, Inc., Sr. Note, (Series B), 7.875%, 8/1/2008	5,315,625
1,925,000		Hilton Hotels Corp., Note, 7.625%, 5/15/2008	1,917,781
1,350,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	1,373,625
2,625,000		MeriStar Hospitality Corp., Company Guarantee, 9.125%, 1/15/2011	2,119,688
1,350,000		RFS Partnership LP, Company Guarantee, 9.75%, 3/1/2012	1,343,250
5,850,000	[2,3]	Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	5,667,188

		TOTAL	21,740,907

		Industrial Products & Equipment--5.1%
2,250,000		Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007	2,351,250
3,400,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	3,451,000
2,100,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	955,500
3,600,000		Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006	3,726,000
1,625,000		Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%, 1/15/2009	1,413,750
3,350,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	2,462,250
2,775,000		Neenah Corp., Sr. Sub. Note, (Series B), 11.125%, 5/1/2007	1,068,375
2,200,000		Neenah Corp., Sr. Sub. Note, (Series F), 11.125%, 5/1/2007	847,000
1,750,000	[2,3]	Rexnord Corp., Sr. Sub. Note, 10.125%, 12/15/2012	1,837,500
1,400,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,363,250
1,500,000		Tyco International Group, Company Guarantee, 5.80%, 8/1/2006	1,430,625
2,200,000		Tyco International Group, Company Guarantee, Sr. Note, 6.375%, 6/15/2005	2,164,250
2,103,000		Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003	2,113,515
1,925,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	1,472,625

		TOTAL	26,656,890

Principal Amount			Value
		CORPORATE BONDS--continued
		Leisure & Entertainment--2.7%
$1,000,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.50%, 3/15/2009	$962,500
1,450,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	1,395,625
1,850,000	[2,3]	AMF Bowling Worldwide, Inc., Sr. Sub. Note, 13.00%, 2/28/2008	1,947,125
200,000	[2,3]	Cinemark USA, Inc., Sr. Sub. Note, 9.00%, 2/1/2013	206,000
1,750,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	1,837,500
5,575,000	[4]	Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008	5,324,125
2,100,000		Regal Cinemas, Inc., Company Guarantee, (Series B), 9.375%, 2/1/2012	2,241,750

		TOTAL	13,914,625

		Machinery & Equipment--2.0%
1,500,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	1,612,500
2,250,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	2,452,500
5,525,000	[1,2]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	553
2,825,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	1,963,375
975,000	[1,2]	Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	297,375
4,050,000		United Rentals, Inc., Company Guarantee, (Series B), 10.75%, 4/15/2008	4,050,000

		TOTAL	10,376,303

		Oil & Gas--3.1%
1,075,000	[2,3]	CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	1,077,687
1,775,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	1,881,500
3,300,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	3,118,500
775,000		Dresser, Inc., Company Guarantee, 9.375%, 4/15/2011	775,000
1,900,000		Lone Star Technologies, Inc., Company Guarantee, (Series B), 9.00%, 6/1/2011	1,814,500
1,175,000		Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	1,251,375
1,225,000		Petroleum Helicopters, Inc., Company Guarantee, (Series B), 9.375%, 5/1/2009	1,316,875
2,250,000		Pogo Producing Co., Sr. Sub. Note, 8.75%, 5/15/2007	2,362,500
1,650,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	1,658,250
1,225,000		Tesoro Petroleum Corp., Company Guarantee, (Series B), 9.625%, 11/1/2008	986,125

		TOTAL	16,242,312

		Printing & Publishing--4.1%
2,325,000		Advanstar Communications, Company Guarantee, (Series B), 12.00%, 2/15/2011	1,918,125
1,375,000	[4]	Advanstar, Inc., Company Guarantee, (Series B), 0/15.00%, 10/15/2011	470,937
Principal Amount			Value
		CORPORATE BONDS--continued
		Printing & Publishing--continued
$1,300,000		American Media Operations, Inc., Company Guarantee, (Series B), 10.25%, 5/1/2009	$1,423,500
375,000	[2,3]	American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	395,625
1,600,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	1,672,000
3,825,000	[2,3]	Dex Media East LLC, Sr. Sub. Note, 12.125%, 11/15/2012	4,274,437
2,175,000		K-III Communications Corp., Company Guarantee, (Series B), 8.50%, 2/1/2006	2,126,063
1,250,000	[2,3]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	1,390,625
1,750,000	[2,3]	Vertis, Inc., Sr. Note, 10.875%, 6/15/2009	1,811,250
1,850,000		Vertis, Inc., Sr. Note, 10.875%, 6/15/2009	1,914,750
3,550,000	[4]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	2,698,000
1,000,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,100,000
380,000		Ziff Davis Media, Inc., Company Guarantee, 12.00%, 8/12/2009	152,000

		TOTAL	21,347,312

		Retailers--1.8%
1,900,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	2,042,500
1,125,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	1,220,625
2,118,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	2,255,670
1,050,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	771,750
1,650,000	[2,3]	Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	1,668,563
1,250,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	1,203,125

		TOTAL	9,162,233

		Services--0.9%
500,000		Coinmach Corp., Sr. Note, 9.00%, 2/1/2010	521,250
2,150,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	2,010,250
1,775,000	[2,3]	The Brickman Group Ltd., Sr. Sub. Note, 11.75%, 12/15/2009	1,934,750

		TOTAL	4,466,250

		Steel--0.4%
1,925,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,828,750

		Surface Transportation--1.1%
2,875,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	2,084,375
4,950,000	[1,2]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
3,500,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	3,648,750
3,125,000	[1,2]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	97,656

		TOTAL	5,830,781

Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--7.0%
$625,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	$662,500
3,700,000	[4]	AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%, 10/1/2009	388,500
3,525,000	[4]	Alamosa PCS Holdings, Inc., Sr. Disc. Note, 0/12.875%, 2/15/2010	757,875
2,100,000		Horizon PCS, Inc., Company Guarantee, 13.75%, 6/15/2011	346,500
2,700,000		NEXTEL Communications, Inc., Sr. Disc. Note, 9.95%, 2/15/2008	2,754,000
9,775,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	9,872,750
2,000,000		Nextel Partners, Inc., Sr. Note, 11.00%, 3/15/2010	1,870,000
5,725,000	[2,3]	Qwest Communications International, Inc., Note, 8.875%, 3/15/2012	5,982,625
1,000,000		Qwest Communications International, Inc., Sr. Note, (Series B), 7.50%, 11/1/2008	840,000
5,000,000	[2,3]	Qwest Communications International, Inc., Note, 13.50%, 12/15/2010	5,225,000
2,800,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	2,646,000
1,650,000	[4]	TeleCorp PCS, Inc., Sr. Sub. Note, 0/11.625%, 4/15/2009	1,629,375
1,560,000	[4]	Tritel PCS, Inc., Company Guarantee, 0/12.75%, 5/15/2009	1,548,300
1,875,000	[4]	Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008	1,640,625

		TOTAL	36,164,050

		Utilities--5.5%
450,000	[2,3]	ANR Pipeline Company, Sr. Note, 8.875%, 3/15/2010	460,125
4,025,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	3,381,000
1,450,000		CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011	1,218,000
2,930,533		Caithness Coso Funding Corp., Sr. Secd. Note, (Series B), 9.05%, 12/15/2009	3,033,101
3,925,000		Calpine Canada Energy Finance Corp., Company Guarantee, 8.50%, 5/1/2008	1,933,062
4,350,000		Calpine Corp., Note, 8.50%, 2/15/2011	2,120,625
2,925,000		El Paso Corp., Note, 6.95%, 12/15/2007	2,252,250
2,525,000		El Paso Corp., Sr. Note, 6.75%, 5/15/2009	1,919,000
425,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	291,125
800,000	[2,3]	El Paso Energy Partners LP, Sr. Sub. Note, 10.625%, 12/1/2012	852,000
1,575,000	[2,3]	Illinois Power Co., Mtg. Bond, 11.50%, 12/15/2010	1,567,125
2,425,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	2,379,531
2,600,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	2,593,500
700,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	616,000
175,000		Transcontinental Gas Pipe Corp., Note, (Series B), 7.00%, 8/15/2011	163,625
550,000		Williams Cos., Inc. (The), Note, 6.50%, 8/1/2006	475,750
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utilities--continued
$2,525,000		Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019	$1,956,875
2,200,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	1,705,000

		TOTAL	28,917,694

		TOTAL CORPORATE BONDS (IDENTIFIED COST $519,547,341)	466,143,065

		COMMON STOCKS/WARRANTS--0.4%
		Broadcast Radio & TV--0.0%
325	[1]	XM Satellite Radio Holdings, Inc., Warrants	71,500
2,200	[1]	XM Satellite Radio, Inc., Warrants	1,320

		TOTAL	72,820

		Cable Television--0.2%
90,399	[1]	NTL, Inc.	905,798

		Consumer Products--0.0%
2,350	[1]	Jostens, Inc., Warrants	78,137

		Container & Glass Products--0.0%
1,000	[1]	Pliant Corp., Warrants	1,125
45,000	[1]	Russell Stanley Holdings, Inc.	13,500

		TOTAL	14,625

		Financial & Other--0.0%
469	[1,2]	CVC Claims Litigation LLC, Class B Units	0

		Leisure & Entertainment--0.1%
7,921	[1]	AMF Bowling Worldwide, Inc.	150,499
18,210	[1]	AMF Bowling Worldwide, Inc., Warrants	25,039
18,638	[1]	AMF Bowling Worldwide, Inc., Warrants	54,050

		TOTAL	229,588

		Metals & Mining--0.0%
138,395	[1]	Royal Oak Mines, Inc.	1,107

		Printing & Publishing--0.1%
1,375	[1]	Advanstar, Inc., Warrants	14
5,350	[1]	Medianews Group, Inc.	495,544
22,000	[1]	Ziff Davis Media, Inc., Warrants	220

		TOTAL	495,778

Shares			Value
		COMMON STOCKS--continued
		Telecommunications & Cellular--0.0%
$103,137	[1]	Call-Net Enterprises, Inc.	$113,451
63,896	[1]	McLeodUSA, Inc., Warrants	14,057
14,553	[1]	Viatel Holding (Bermuda) Ltd.	18,555

		TOTAL	146,063

		TOTAL COMMON STOCKS/WARRANTS (IDENTIFIED COST $35,002,434)	1,943,916

		PREFERRED STOCKS--1.4%
		Broadcast Radio & TV--0.8%
38,875		Sinclair Capital, Cumulative Pfd., $11.63	4,120,750

		Health Care--0.0%
17,488		River Holding Corp., Sr. Exchangeable PIK, 11.50%	39,348

		Printing & Publishing--0.6%
40,100		Primedia, Inc., Exchangeable Pfd. Stock, (Series G), $2.16	3,017,525
120		Ziff Davis Media, Inc., PIK Pfd., (Series E-1)	1

		TOTAL	3,017,526

		Telecommunications & Cellular--0.0%
28,835		McLeodUSA, Inc., Conv. Pfd., (Series A)	98,039

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $15,615,580)	7,275,663

		MUTUAL FUND--6.9%
35,789,687		Prime Value Obligations Fund, IS Shares (at net asset value)	35,789,687

		TOTAL INVESTMENTS (IDENTIFIED COST $605,955,042)[5]	$511,152,331

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 28, 2003, these securities amounted to $66,523,236 which represents 12.8% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $64,258,704 which represents 12.4% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

4 Denotes a Zero Coupon bond with effective rate at time of purchase.

5 Cost for federal tax purposes is $614,668,661.

Note: The categories of investments are shown as a percentage of net assets ($519,838,344) at February 28, 2003.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified and tax cost $605,955,042)		$511,152,331
Cash		785,139
Income receivable		11,557,925
Receivable for investments sold		989,478
Receivable for shares sold		9,886,167

TOTAL ASSETS		534,371,040

Liabilities:
Payable for investments purchased	$12,458,999
Payable for shares redeemed	868,043
Income distribution payable	1,086,509
Accrued expenses	119,145

TOTAL LIABILITIES		14,532,696

Net assets for 95,730,640 shares outstanding		$519,838,344

Net Assets Consist of:
Paid in capital		$884,205,217
Net unrealized depreciation of investments		(94,802,711)
Accumulated net realized loss on investments		(266,790,486)
Distributions in excess of net investment income		(2,773,676)

TOTAL NET ASSETS		$519,838,344

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$519,838,344 ÷ 95,730,640 shares outstanding		$5.43

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Dividends			$1,176,760
Interest (including income on securities loaned of $1,351)			52,729,850

TOTAL INCOME			53,906,610

Expenses:
Investment adviser fee		$4,017,329
Administrative personnel and services fee		402,804
Custodian fees		30,650
Transfer and dividend disbursing agent fees and expenses		262,062
Directors'/Trustees' fees		13,312
Auditing fees		18,579
Legal fees		5,703
Portfolio accounting fees		103,349
Shareholder services fee		1,339,110
Share registration costs		34,303
Printing and postage		45,344
Insurance premiums		916
Miscellaneous		9,302

TOTAL EXPENSES		6,282,763

Waivers and Reimbursement:
Waiver of investment adviser fee	$(875,948)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,007)
Waiver of shareholder services fee	(267,822)
Reimbursement of investment adviser fee	(3,956)

TOTAL WAIVERS AND REIMBURSEMENT		(1,159,733)

Net expenses			5,123,030

Net investment income			48,783,580

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(106,295,493)
Net change in unrealized depreciation of investments			77,686,778

Net realized and unrealized loss on investments			(28,608,715)

Change in net assets resulting from operations			$20,174,865

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$48,783,580	$59,413,344
Net realized loss on investments	(106,295,493)	(100,369,121)
Net change in unrealized depreciation of investments	77,686,778	(7,406,568)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,174,865	(48,362,345)

Distributions to Shareholders:
Distributions from net investment income	(50,612,943)	(59,905,781)

Share Transactions:
Proceeds from sale of shares	699,494,157	738,687,041
Net asset value of shares issued to shareholders in payment of distributions declared	35,110,963	38,551,716
Cost of shares redeemed	(715,887,528)	(817,541,453)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,717,592	(40,302,696)

Change in net assets	(11,720,486)	(148,570,822)

Net Assets:
Beginning of period	531,558,830	680,129,652

End of period (including distributions in excess of net investment income of $(2,773,676) and $(2,737,499), respectively)	$519,838,344	$531,558,830

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e. the obligations are subject to the risk of default.)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of February 28, 2003, the Fund had no securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at February 28, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	11/15/1995--10/22/1997	$4,935,278

Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	11/12/1996--07/21/1997	$5,716,875

Condor Systems, Inc., Sr. Sub. Note, (Series B), 11.875%, 5/1/2009	04/08/1999	$775,000

CVC Claims Litigation, Class B Units	03/26/1997--08/19/1997	$4,646,903

Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	08/20/1997--11/12/1997	$3,893,500

Magellan Health Services, Inc., Sr. Note, 9.375%, 11/15/2007	05/23/2001--05/25/2001	$1,391,313

Magellan Health Services, Inc., Sr. Sub. Note, 9.00%, 11/15/2007	10/25/2001--05/16/2002	$1,630,825

Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	03/08/2001	$689,813

Sleepmaster LLC, Company Guarantee, (Series B), 11.00%, 5/15/2009	01/10/2001--02/20/2001	$759,563

The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	01/14/1998--03/13/1998	$3,170,688

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective March 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage backed securities (pay-down gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements is as follows:

	As of 3/1/2001		For the Year Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(2,369)	$(2,369)	$207,850	$(548,434)	$340,584

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

Year Ended February 28	2003	2002
Shares sold	127,787,878	119,542,698
Shares issued to shareholders in payment of distributions declared	6,387,646	6,237,987
Shares redeemed	(129,988,136)	(131,141,734)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,187,388	(5,361,049)

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for deferral of losses on wash sales, expired capital loss carryforwards, post-October losses and discount accretion/premium amortization on debt securities.

For the year ended February 28, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(1,390,199)	$1,793,186	$(402,987)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

	2003	2002
Ordinary income	$50,612,943	$59,905,781

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,226,864

Unrealized depreciation	$(103,516,330)

Capital loss carryforward	$233,006,798

At February 28, 2003, the cost of investments for federal tax purposes was $614,668,661. The net unrealized depreciation of investments for federal tax purposes was $103,516,330. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,380,981 and net unrealized depreciation from investments for those securities having an excess of cost over value of $120,897,311.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses from wash sales and the amortization/ accretion tax elections on fixed income securities.

At February 28, 2003, the Fund had a capital loss carryforward of $233,006,798, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability of federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 9,874,031

2009	$35,176,615

2010	$92,960,310

2011	$94,995,842

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of February 28, 2003, for federal income tax purposes, post October losses of $27,984,100, were deferred to March 1, 2003.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC can modify or may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended February 28, 2003, were as follows:

Purchases	$329,585,334

Sales	$313,915,255

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED HIGH YIELD TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated High Yield Trust (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High Yield Trust at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 14, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT

Mark E. Durbiano has been the Fund's Portfolio Manager since August 1984. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated April 30, 2003 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4018

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 314197104

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8040401A (4/03)

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FEDERATED HIGH YIELD TRUST
Statement of additional Information

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April 30, 2003

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This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated High Yield Trust (Fund), dated April 30, 2003.

Obtain the prospectus and the Annual Report's Management's Discussion of Fund
Performance without charge by calling 1-800-341-7400.
                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the
                                    Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Investment Ratings
                                    Addresses
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8040401B (4/03)

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 17,
1984. The Fund's investment adviser is Federated Investment Management
Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the
Fund may invest.

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Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
There are many forms of zero coupon securities.  Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.  These are referred to as pay-in-kind or PIK securities.

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Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risk.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper or notes, or pass-through certificates. Asset backed securities have prepayment risks. Asset backed securities are structured in many ways, including, but not limited to the following:

IOs and POs

Asset backed securities may be structured to allocate interest payments to one class (Interest Only or IOs) and principal payments to another class
(Principal Only or POs).  POs increase in value when prepayment rates increase.  In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments.  However,
IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of asset backed securities.  One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR.  The other class (Inverse
Floaters) receives any remaining interest payments from the underlying pools of obligations.  Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise.  This shifts prepayment and interest rate risks from the Floater to the Inverse
Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

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Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Fund treats convertible securities as fixed income securities for purposes of its investment policies and limitations.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the
Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Fund may treat such redeemable preferred stock as a fixed income security.

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Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:
o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign- based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European
Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and
International Depositary Receipts (IDRs), are traded globally or outside the
United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
International Bank for Reconstruction and Development (the World Bank), the
Asian Development Bank, the European Investment Bank and the Inter-American
Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts
(such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.
This protects investors against potential defaults by the counterparty.
Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following type of derivative contracts.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. A common swap agreement that the Fund may use include:

Total Rate of Return Swaps
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Special Transactions

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Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees
(Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
  For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed"
trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Fixed Income Risks

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Liquidity Risks
o     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants
   to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. The high yield bonds in which the Fund invests have a higher default risk than investment-grade securities.
   Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.
o     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
   Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.
   An increase in the spread will cause the price of the security to decline.
o     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
   Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
o     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Equity Risks

Stock Market Risks
o     The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement.
   The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the
   Fund's share price may decline.
o     The Adviser attempts to manage market risk by limiting the amount the
   Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Liquidity Risks
o     Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants
   to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United
   States.

Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
   States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the
   United States. Foreign companies may also receive less coverage than
   U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its
   Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Fundamental INVESTMENT Objective
The Fund's investment objective is to seek high current income by investing primarily in a professionally-managed, diversified portfolio of fixed income securities. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Concentration
The Fund will not purchase securities (other than those issued or guaranteed by the U.S. government) if, as a result of such purchase, more than 25% of the value of its assets would be invested in any one industry. However, the
Fund may invest more than 25% of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these instruments, such as repurchase agreements.

Investing in Commodities
The Fund will not purchase or sell commodities. The Fund reserves the right to purchase financial futures and put options on financial futures, not including stock index futures.

Investing in Real Estate
The Fund will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests therein.

Buying on Margin
The Fund will not purchase on margin, but may obtain such short-term credits as are necessary for the clearance of transactions and may make margin payments in connection with buying financial futures and put options on financial futures, not including stock index futures.

Selling Short
The Fund will not sell securities short, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any future consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the value of the
Fund's net assets (taken at current value) are held as collateral for such sales at any one time. It is the present intention of the Fund to make such sales only for the purpose of deferring realization of gain or loss for
Federal income tax purposes.

Borrowing Money
The Fund will not issue senior securities, except as permitted by the Fund's investment objective and policies except that the Fund may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of the Fund's net assets including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

Lending
The Fund will not lend any of its assets except portfolio securities (this shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust).

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities
The Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.

Writing Covered Call Options
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Diversification of Investments
The Fund will not purchase the securities of any issuer (other than the
U.S. government, its agencies, or instrumentalities or instruments secured by securities by of such issuers, such as repurchase agreements) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations or other differences.

Acquiring Securities
The Fund will not purchase securities of a company for the purpose of exercising control or management.
  However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the
Fund's Adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some such cases, the Board and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.

Equity Securities
The Fund may invest up to 10% of total assets in equity securities including common stocks, warrants or rights.

Investing in Foreign Securities
The Fund will not invest more than 10% of the value of its total assets in foreign securities which are not publicly traded in the United States.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
  The Fund did not borrow money, invest in reverse repurchase agreements sell securities short, or invest in foreign securities during the last fiscal year and has no present intent to do so in the coming fiscal year.
  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by the
U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over- the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.
If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

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The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of
Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services Company. (These fees do not come out of Fund assets.)
The Distributor and/or Federated Shareholder Services Company may be
reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

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VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

As of April 4, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab &
Co., Inc., San Francisco, CA, owned approximately 31,482,468 Shares (30.05%)
and National Investors Services FBO, New York, NY, owned approximately
6,961,668 Shares (6.65%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.
Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

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BOARD OF Trustees
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors
Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Trust comprises one portfolio and the Federated Fund Complex consists of 44 investment companies
(comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and
WesMark Funds-five portfolios.

As of April 4, 2003, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
Name                   ive Years, Other Directorships    Aompensation  Compensation
Birth Date             eld and Previous Position(s)      Crom Fund     From Fund and
Address                                                  Fpast         Federated Fund
Positions Held with   P                                  (iscal        Complex
Fund                  F                                  fear)         (past calendar
Date Service Began    H                                  y             year)
                      Principal Occupations: Chief                 $0
John F. Donahue*      Executive Officer and Director                   $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
April 1984            Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President             $0
J. Christopher        or Executive Vice President of                   $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
April 1999            President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director        $1,316.3
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
Name                   ive Years, Other Directorships    Aompensation  Compensation
Birth Date             eld and Previous Position(s)      Crom Fund     From Fund and
Address                                                  Fpast         Federated Fund
Positions Held with   P                                  (iscal        Complex
Fund                  F                                  fear)         (past calendar
Date Service Began    H                                  y             year)
                      Principal Occupation: Director        $1,447.94         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director       $1,447.94         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director        $1,447.94         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director, Michael Baker
Pittsburgh, PA        Corporation (engineering and
TRUSTEE               energy services worldwide).
Began serving:
April 1999            Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director         $1,316.3         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
April 1999            consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director         $1,316.3         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director       $1,447.94         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
April 1999            International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director       $1,579.57         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director       $1,316.3         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
April 1984            Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director       $1,316.3         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
April 1999            portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------

Name                           rincipal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Fund      P
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Mark E. Durbiano has been the Fund's Portfolio Manager
Mark E. Durbiano              since August 1984. He is Vice President of the Fund.
Birth Date: September 21,     Mr. Durbiano joined Federated in 1982 and has been a
1959                          Senior Portfolio Manager and a Senior Vice President of
VICE PRESIDENT                the Fund's Adviser since 1996. From 1988 through 1995,
                              Mr. Durbiano was a Portfolio Manager and a Vice
                              President of the Fund's Adviser. Mr. Durbiano is a
                              Chartered Financial Analyst and received his M.B.A. in
                              Finance from the University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of
Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12,
2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as
President of Duquesne from 1988 until his retirement from that position in
2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's
Board that affects Mr. Murray personally.



COMMITTEES of the board
                               ommittee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members             C                                            Year
Executive John F. Donahue     In between meetings of the full Board,       Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund's code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

------------------------------------------------------------------------------


Board ownership of shares in the fund and in the federated family of
Investment companies AS OF dECEMBER 31, 2002
                      ollar            Aggregate
                       Range of   ollar Range of
                      hares       hares Owned in
                          Owned        Federated
                     D  in Fund        Family of
Interested                       D    Investment
Board Member Name    S           S     Companies
John F. Donahue         None       Over $100,000
J. Christopher          None       Over $100,000
Donahue
Lawrence D. Ellis,      None       Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley        None       Over $100,000
John T. Conroy, Jr.     None       Over $100,000
Nicholas P.             None       Over $100,000
Constantakis
John F. Cunningham      None       Over $100,000
Peter E. Madden         None       Over $100,000
Charles F.              None           $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,         None       Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts       None       Over $100,000
John S. Walsh           None       Over $100,000

------------------------------------------------------------------------------


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract .  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the
Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities;
the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute
Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the
Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.



Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, February 28, 2003, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $23,495  for which the
Fund paid $261 in brokerage commissions.



ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least
$125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on
Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the
Fund are held by foreign banks participating in a network coordinated by
State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended               003                  002            001
February 28 or 29               2                    2              2
Advisory Fee Earned             $4,017,329           $4,199,583     $5,127,417
Advisory Fee Reduction          875,948                1,142,111      1,413,779
                                 ,956
Advisory Fee Reimbursement      3                    3,329          2,743
                                 71
Brokerage Commissions           5                    0              0
Administrative Fee              402,804                  421,458         514,781
                                 ,071,288
Shareholder Services Fee:       1                    --             --

------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of
Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended February 28, 2003.

Yield is given for the 30-day period ended February 28, 2003.

                       30-Day           Year      Years  10
                       Period         1         5        Years
Fund
Total Return
  Before Taxes         NA             2.73%     (1.62)%  4.59%
  After Taxes on        A              0.94)%    5.41)%   .70%
  Distributions        N              (         (        0
  After Taxes on        A              .60%      3.01)%   .81%
  Distributions
  and Sale of Shares   N              1         (        1
Yield                  8.87%          NA        NA       NA
-----------------------------------------------------------------

------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Credit Suisse First Boston High Yield Index
Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return.

Lehman Brothers Aggregate Bond Index
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/ Corporate Bond Index,
Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total
return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate (Total) Index
Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues, which include: nonconvertible bonds publicly issued by the U.S. government or its agencies; domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and
publicly issued, fixed rate, nonconvertible, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers Government/Corporate (Long-Term) Index
Lehman Brothers Government/Corporate (Long-Term) Index is composed of the same types of issues as defined above. However, the average maturity of the bonds included on this index approximates 22 years.

Lehman Brothers High Yield Bond Index
Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity.

Lehman Brothers Single B Rated  Index
Lehman Brothers Single B Index is a proprietary unmanaged index of Single B rated securities.

Merrill Lynch 7-10 Year Treasury Index
Merrill Lynch 7-10 Year Treasury Index is an unmanaged index tracking
U.S. government securities with maturities between 7 and 9.99 years. Merrill
Lynch, Pierce, Fenner & Smith, Inc produces the index.

Merrill Lynch 10-15 Year Treasury Index
Merrill Lynch 10-15 Year Treasury Index is an unmanaged index tracking
U.S. government securities with maturities between 10 and 14.99 years.
Merrill Lynch, Pierce, Fenner & Smith, Inc produces the index.

Merrill Lynch High Yield Master Index
Merrill Lynch High Yield Master Index is an unmanaged index comprised of publicly placed, nonconvertible, coupon-bearing domestic debt. Issues in the index are less than investment grade as rated by Standard & Poor's or Moody's
Investors Service, and must not be in default. Issues have a term to maturity of at least one year. Merrill Lynch, Pierce, Fenner & Smith, Inc produces the index.

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "high current yield funds"
category in advertising and sales literature.

Salomon Brothers AAA-AA Corporates
Salomon Brothers AAA-AA Corporates calculates total returns of approximately
775 issues, which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA, with maturities of 12 years or more; it also includes companies in industry, public utilities, and finance.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview


Municipal Funds
In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The
Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of
December 31, 2002, Federated managed 37 equity funds totaling approximately
$16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles.  Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively.  Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983,
Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



Government Funds
In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion,
$0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day.
Federated introduced the first U.S. government fund to invest in U.S.
government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.



Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of
December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion,
$20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers.  The marketing effort to these institutional clients is headed by
John B. Fisher, President, Institutional Sales Division, Federated Securities
Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior
Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by
DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.  The marketing effort to these firms is headed by James
F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the
AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.
However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

federated high yield trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

ITEM 23.    Exhibits:

            (a)   (i)         Conformed Copy of Restatement and Amendment No.
                              3 to the Declaration of Trust of the Registrant;
                              (13)
                  (ii)        Conformed Copy of Amendment No. 4 to the
                              Declaration of Trust of the Registrant; (13)
            (b)   (i)         Copy of By-Laws of the Registrant; (8)
                  (ii)        Copies of Amendments No. 1-3 to the Bylaws of
                              the Registrant; (8)
                  (iii)       Copy of Amendment No. 4 to the Bylaws of the
                              Registrant; (11)
(iv)  Copies of Amendments No. 5-7 to the Bylaws of the Registrant; (12)
(v)   Copies of Amendments No. 8 to the Bylaws of the Registrant; +
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (8)
            (d)   (i)         Conformed Copy of Investment Advisory Contract
                              of the Registrant; (7)
                  (ii)        Conformed Copy of Amendment to Investment
                              Advisory Contract between the Registrant and the
                              Adviser; (14)
            (e)   (i)         Conformed Copy of Distributor's Contract of the
                              Registrant; (7)
                  (ii)        The Registrant hereby incorporates the Conformed
                              Copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan/Trustee Mutual Funds Service
                              Agreement from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form N-1A,
                              filed with the Commission on July 24, 1995.
                              (File Nos. 33-38550 and 811-6269.)
                  (iii)       Conformed Copy of Amendment to Distributor's
                              Contract between the Registrant and Federated
                              Securities Corp.; (14)
            (f)               Not applicable;
            (g)   (i)         Conformed Copy of Custodian Agreement of the
                              Registrant; (8)
                  (ii)        Conformed Copy of Custodian Fee Schedule; (11)
            (h)   (i)         Conformed Copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Shareholder Transfer Agency Services
                              and Custody Services Procurement; (12)
                  (ii)        The responses described in Item 23(e)(ii) are
                              hereby incorporated by reference.
                  (iii)       The Registrant hereby incorporates by reference
                              the Conformed Copy of the Shareholder Services
                              Sub-Contract between Fidelity and Federated
                              Shareholder Services from Item 24(b)(9)(iii) of
                              the Federated GNMA Trust Registration Statement
                              on Form N-1A, filed with the Commission on March
                              25, 1996.  (File Nos. 2-75670 and 811-3375)
                  (iv)        Conformed Copy of Amended and Restated
                              Shareholder Services Agreement; (11)
                  (v)         The Registrant hereby incorporates the conformed
                              copy of the Second Amended and Restated Services
                              Agreement from Item (h)(v) of the Investment
                              Series Funds, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on January
                              23, 2002. (File Nos. 33-48847 and 811-07021).
                  (vi)        Conformed Copy of Amendment to Agreement for
                              Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement between Federated
                              Investment Companies and Federated Services
                              Company; (14)
            (i)               Conformed Copy of the Opinion of Counsel as to
                              the legality of the shares being registered; (8)
            (j)   (i)         Conformed Copy of Consent of Independent
                              Auditors; +
                  (ii)        Opinion and Consent of Counsel as to Transfer of
                              Organization Expenses; (8)
            (k)               Not applicable;
            (l)               Conformed Copy of Initial Capital Understanding;
                              (8)
            (m)               Not applicable;
            (n)               Not applicable;
            (o)   (i)         Conformed Copy of Power of Attorney of the
                              Registrant; (13)
                  (ii)        Conformed Copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; +
            (p)               The Registrant hereby incorporates the
                              Conformed Copy of the Code of Ethics for Access
                              Persons +

_____________________________________
+     All exhibits have been filed electronically.

7.    Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment  No.  10 on Form  N-1A  filed  February  20,  1990.  (File  Nos.
      2-91091 and 811-4018).
8.    Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment  No. 19 on Form N-1A filed April 21,  1995.  (File Nos.  2-91091 and 811-4018).
11.   Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment  No. 24 on Form N-1A filed April 28,  1998.  (File Nos.  2-91091 and 811-4018).
12.   Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment  No.  25 on Form  N-1A  filed  February  26,  1999.  (File  Nos.
      2-91091 and 811-4018).
13.   Response is incorporated by reference to Registrant's  Post-Effective  Amendment
      No.  29 on Form  N-1A  filed  April  26,  2001.  (File  Nos.  2-91091  and
      811-4018).
14.   Response is incorporated by reference to Registrant's  Post-Effective  Amendment
      No.  31 on Form  N-1A  filed  April  23,  2002.  (File  Nos.  2-91091  and
      811-4018).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None.

Item 25.    Indemnification:  (1)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &
            Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer:             Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Robert E. Cauley
                                                Regina Chi
                                                Ross M. Cohen
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
Vice Presidents:                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                John P. Quartarolo
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                David W. Cook
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Diane R. Startari
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman
                                                Leslie K. Ross

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones
                  Money Market Fund; Edward Jones Tax-Free Money Market Fund;
                  Federated American Leaders Fund, Inc.; Federated Adjustable
                  Rate Securities Fund; Federated Capital Income Fund, Inc.;
                  Federated Core Trust; Federated Equity Funds; Federated
                  Equity Income Fund, Inc.; Federated Fixed Income Securities,
                  Inc.; Federated GNMA Trust; Federated Government Income
                  Securities, Inc.; Federated High Income Bond Fund, Inc.;
                  Federated High Yield Trust; Federated Income Securities
                  Trust; Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance Series;
                  Federated International Series, Inc.; Federated Investment
                  Series Funds, Inc.; Federated Limited Duration Government
                  Fund, Inc.; Federated Managed Allocation Portfolios;
                  Federated Municipal Opportunities Fund, Inc.; Federated
                  Municipal Securities Fund, Inc.; Federated Municipal
                  Securities Income Trust; Federated Short-Term Municipal
                  Trust; Federated Stock and Bond Fund, Inc.; Federated Stock
                  Trust; Federated Total Return Government Bond Fund; Federated
                  Total Return Series, Inc.; Federated U.S. Government Bond
                  Fund; Federated U.S. Government Securities Fund: 1-3 Years;
                  Federated U.S. Government Securities Fund: 2-5 Years;
                  Federated World Investment Series, Inc.; Intermediate
                  Municipal Trust; Money Market Obligations Trust; CCMI Funds;
                  Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust
                  Funds; and Vision Group of Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________
President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________
Vice Presidents:             Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All  accounts  and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment and Asset
                                    Management Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779
                                    (Notices should be sent to the Agent for
                                    Service at the above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

Federated Shareholder
Services Compnay                    P.O. Box 8600
("Transfer Agent and                Boston, MA  02266-8600
Dividend Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

State Street Bank and Trust         P.O. Box 8600
Company                             Boston, MA  02266-8600
("Custodian")

Item 29.    Management Services: Not applicable.

Item 30.    Undertakings:

Registrant  hereby  undertakes to comply with the provisions of Section 16(c) of the 1940 Act  with  respect  to the  removal  of  Trustees  and the  calling  of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant  to the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940,  the  Registrant,  FEDERATED  HIGH YIELD TRUST,
certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement  to  be  signed  on  its  behalf  by  the  undersigned,  thereto  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
28th day of April, 2003.

                           FEDERATED HIGH YIELD TRUST

                        BY: /s/ Andrew P. Cross
                        Andrew P. Cross, Assistant Secretary

      Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,  this
Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

             NAME                     TITLE               DATE

By:   /s/ Andrew P. Cross        Attorney In Fact   April 28, 2003
      Andrew P. Cross            For the Persons
      ASSISTANT SECRETARY        Listed Below

John F. Donahue*                      Chairman and Trustee
                                      (Chief Executive Officer)

J. Christopher Donahue*               President and Trustee
                                      (Principal Executive Officer)

William D. Dawson III*                Chief Investment Officer

Richard J. Thomas*                    Treasurer
                                      (Principal Financial Officer)

Thomas G. Bigley*                     Trustee

John T. Conroy, Jr.*                  Trustee

Nicholas P. Constantakis*             Trustee

John F. Cunningham*                   Trustee

Lawrence D. Ellis, M.D.*              Trustee

Peter E. Madden*                      Trustee

Charles F. Mansfield, Jr.*            Trustee

John E. Murray, Jr., J.D., S.J.D.*    Trustee

Marjorie P. Smuts*                    Trustee

John S. Walsh*                        Trustee

* By Power of Attorney